CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Statements of Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net cash provided by operating activities	$ 46,655,914	$ 33,433,753	$ 26,013,611
Net cash (used in) provided by investing activities	(41,206,784)	(40,284,810)	(10,314,863)
Net cash used in financing activities	(14,313,046)	(26,334,931)	(776,540)
Net (decrease) increase in cash and cash equivalents	(8,816,814)	(27,659,231)	17,881,236
Cash and cash equivalents, beginning of year	129,511,530	157,170,761	139,289,525
Cash and cash equivalents, end of year	120,694,716	129,511,530	157,170,761
Parent Company [Member]
Net cash provided by operating activities	22,810,827	22,455,668	649,007
Net cash (used in) provided by investing activities	(9,999,999)	(9,025,640)	(9,577,600)
Net cash used in financing activities	(14,313,038)	(10,189,055)	(776,540)
Net (decrease) increase in cash and cash equivalents	(1,502,210)	3,240,973	(9,705,133)
Cash and cash equivalents, beginning of year	6,840,302	3,599,329	13,304,462
Cash and cash equivalents, end of year	$ 5,338,092	$ 6,840,302	$ 3,599,329